WARRANTS LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
WARRANTS LIABILITIES
Schedule of warrants liabilites

	2025	2024

Balance as of January 1,	$2,450	$1,485
Loss (gain) from revaluation to fair value through profit or loss	(227)	965
Balance as of December 31,	$2,223	$2,450